Label	Element	Value
Class Z Prospectus | ALGER GLOBAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001219064_SupplementTextBlock

ALGER GLOBAL GROWTH FUND

Supplement Dated May 18, 2018 to the

Summary Prospectus and Prospectus Dated March 1, 2018, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Alger Global Growth Fund (the “Fund”) has approved changes with respect the Fund that are anticipated to become effective on or about August 30, 2018 (the “Effective Date”).  The Fund’s name will be changed to Alger Global Focus Fund, and the description of its investment process will be revised as noted below.  The Fund’s investment objective to seek long-term capital appreciation will not change.

Risk/Return [Heading]	rr_RiskReturnHeading	ALGER GLOBAL GROWTH FUND
Strategy [Heading]	rr_StrategyHeading	As of the Effective Date, the following paragraph replaces the first paragraph in the Principle Investment Strategy section of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in Companies which it believes are attractively valued, high quality growth companies with definable strategic advantages/moat and competitive positioning that offer strong earnings visibility and sustainability. The team focuses on analyzing growth trajectories and identifying catalysts for future growth for companies that are in a positive earnings revision cycle. The Fund is an all-cap, all-country, opportunistic focus fund which generally holds less than 50 holdings.

Shareholders may choose to exchange their shares of the Fund for shares of the same class of another fund in the Alger Family of Funds at any time.  Shareholders may also redeem their shares at any time.  Exchange or redemption of shares may be a taxable event to shareholders.  Investors are urged to consult their own tax advisers as to the federal, state, and local tax consequences of these transactions.